Finance Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Finance Lease Liabilities [Abstract]
Schedule of Future Minimum Lease Payments Under Finance Lease	Future minimum lease payments under finance lease that have initial non-cancelable lease terms as of June 30, 2026 were as follows:
As of June 30, 2026

Within 1 year	$54,694
1-2 year	30,369
2-3 year	13,464
Over 3 years	1,122
Total finance lease payments	$99,649
Less: imputed interest	(8,171)
Total finance lease obligation	$91,478
Less: current portion of finance lease liabilities	(49,454)
Long-term finance lease liabilities	$42,024